Government Grants (Tables)	12 Months Ended
Sep. 30, 2024
Government Grants [Abstract]
Schedule of Government Grants
	Year ended September 30, 2024
	Grant recognized in statement of loss $	Grant recorded against carrying amount of intangible assets (Note 12) $	Total grant $
Other grants	90,065	13,713	103,778
Total grants	90,065	13,713	103,778
R&D tax credit	—	346,580	346,580
Total grants and R&D tax credits	90,065	360,293	450,358
	Year ended September 30, 2023
	Grant recognized in statement of loss $	Grant recorded against carrying amount of intangible assets (Note 12) $	Total grant $
Other grants	377,080	268,460	645,540
Total grants	377,080	268,460	645,540
R&D tax credit	225,609	256,234	481,843
Total grants and credits	602,689	524,694	13
	Year ended September 30, 2022
	Grant recognized in statement of loss $	Grant recorded against carrying amount of intangible assets (Note 12) $	Total grant $
Canada Emergency Wage Subsidy	83,735	33,684	117,419
Other grants	351,713	917,104	1,268,817
Total grants	435,448	950,788	1,386,236
R&D tax credit	70,191	776,050	846,241
Total grants and R&D tax credits	505,639	1,726,838	2,232,477